Note 25 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ 2,600
Hedge accounting reserve	(4,800)	$ 2,600
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	2,591	(916)
Movements	(7,362)	3,507
Hedge accounting reserve	(4,771)	2,591
Foreign exchange derivatives contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	2,591	(916)
Movements	(7,362)	3,507
Hedge accounting reserve	$ (4,771)	$ 2,591